Consolidated Statements of Cash Flows	12 Months Ended
	Dec. 31, 2022 AUD ($)	Dec. 31, 2021 AUD ($)	Dec. 31, 2020 AUD ($)
Cash flows from operating activities
Loss before income tax	$ (13,862,503)	$ (6,585,626)	$ (10,543,658)
Adjustments to reconcile loss before income tax to net cash used in operating activities:
Depreciation and amortization	1,993,007	1,326,811	2,078,762
Interest income	(567,598)
Interest expense	26,290
(Gain)/ loss on disposal of subsidiaries	(62,029)	(1,998,269)	28,990
Gain on deemed disposal of subsidiary	(144,827)
Loss on disposal of investment in equity instrument	225,000
Changes in fair value of warrants	3,566,433
Share of losses of an associate	322,893
Interest accrued for lease liabilities	132,465
Net cash outflows from changes in working capital	(10,797,051)	(719,193)	(2,186,276)
Provision for trade receivable	102,308
Impairment loss of trade receivables		14,390	58,932
Provision for inventories written off	1,121,787	(9,439)	(17,671)
Plant and equipment written off	93,183		110
Provision for impairment loss on intangible assets			3,459,340
Development projects written off			930,356
Net cash used in operating activities	(17,850,642)	(7,971,326)	(6,191,115)
Cash flows from investing activities
Capital injection from minority shareholders		542,887	1,920,153
Payments for acquisition of plant and equipment	(195,968)	(71,109)	(7,236,260)
Payments for other assets – equipment deposits	(16,467,807)	(11,459,195)
Payments for intangible assets		(624,095)
Payments for development projects			(125,520)
Payments for investment in financial assets		(500,000)
Proceeds from sale of plant and equipment	(79,776)
Proceeds from sale of investment in equity instrument	275,000
Disposal of subsidiaries, net of cash disposed of	(5,411,320)	(32,927)	855,506
Net cash used in investing activities	(21,879,871)	(12,144,439)	(4,586,121)
Cash flows from financing activities
Fair value change in derivative financial instruments	(782,023)	842,463	(2,312,197)
Interest accrued for lease liabilities	(132,465)	28,371	32,526
Interest paid on short term loans	(26,290)
Interest received and receivable	567,598
Finance costs for convertible bonds	300,082	1,895,371	1,693,890
Interest paid for convertible bonds			(185,469)
Repayment for convertible bonds			(4,668,195)
Payment of lease liabilities		(138,156)	(320,851)
Proceeds from issuance of convertible promissory notes	8,070,206		4,913,100
Net proceeds from issuance of ordinary shares	31,424,160	16,054,409	13,187,968
Repayment to holding company		(562,201)
Advances from related companies			840,509
Advance from other liabilities			211,567
Net cash provided by financing activities	39,421,268	18,120,257	13,392,848
Net (decrease)/ increase in cash and cash equivalents	(309,245)	(1,995,508)	2,615,612
Effect of exchange rate changes on cash and cash equivalents	108,584	76,191	(254,770)
Cash and cash equivalents at the beginning of financial year	274,767	2,194,084	(166,758)
Cash and cash equivalents at the end of financial year	74,106	274,767	2,194,084
Analysis of cash and cash equivalents:
Cash and bank balances	$ 74,106	$ 274,767	$ 2,194,084